GOODWILL (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015
GOODWILL
Carrying amount	¥ 3,735,000	¥ 3,735,000
Accumulated impairment losses	(3,735,000)	(3,735,000)
Goodwill	¥ 0	¥ 0	¥ 0